Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	¥ 11,024,906	¥ 29,209,388
Restricted cash	609,975	2,332,145
Short-term deposits	25,858,007	979,897
Prepayments and other current assets	2,248,683	1,708,469
Total current assets	48,830,736	39,679,278
Non-current assets
Long Term Deposits	3,217,266	0
Total non-current assets	16,820,566	5,027,501
Total assets	65,651,302	44,706,779
Current liabilities
Accurals and other liabilities	4,811,107	2,256,165
Total current liabilities	18,012,664	7,837,263
Total liabilities	23,504,724	10,276,970
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	59,980,534	46,482,512
Statutory Reserve	6,047	0
Accumulated deficit	(16,191,566)	(11,322,423)
Accumulated other comprehensive loss	(1,648,549)	(730,381)
Total shareholders' (deficit) equity	42,146,578	34,429,809	¥ (6,830,430)	¥ (2,185,225)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	65,651,302	44,706,779
Parent [Member]
Current assets
Cash and cash equivalents	4,453,841	24,760,588
Restricted cash	57,253	114,321
Short-term deposits	14,457,154	979,897
Prepayments and other current assets	4,980	118,114
Total current assets	18,973,228	25,972,920
Non-current assets
Investments in subsidiaries and VIEs	22,269,421	8,471,310
Long Term Deposits	955,907	0
Total non-current assets	23,225,328	8,471,310
Total assets	42,198,556	34,444,230
Current liabilities
Accurals and other liabilities	51,978	14,421
Total current liabilities	51,978	14,421
Total liabilities	51,978	14,421
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	59,980,534	46,482,512
Statutory Reserve	6,047	0
Accumulated deficit	(16,191,566)	(11,322,423)
Accumulated other comprehensive loss	(1,648,549)	(730,381)
Total shareholders' (deficit) equity	42,146,578	34,429,809
Total liabilities, mezzanine equity and shareholders' (deficit) equity	42,198,556	34,444,230
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	87	63
Common Class A [Member] | Parent [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	87	63
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	25	26
Common Class B [Member] | Parent [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	25	26
Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	0	12
Common Class C [Member] | Parent [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	¥ 0	¥ 12